Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Total deferred taxes	$ 93	$ 143	$ 48
Income tax benefit (expense)	21	23	(37)
Restatement Adjustment [Member]
Income Tax Disclosure [Line Items]
The Netherlands Taxes - current	5		5
Foreign taxes - current	(43)	(50)	(54)
Total current taxes	(38)	(50)	(49)
The Netherlands Taxes - deferred	0	0	0
Foreign taxes - deferred	59	73	12
Total deferred taxes	59	73	12
Income tax benefit (expense)	$ 21	$ 23	$ (37)
Effective tax rate	(24.00%)	(21.00%)	(6.00%)